Short-term and long-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Maximum borrowing capacity	¥ 33,000
Short-term Debt	2,288,465				$ 359,110
Interest Expense	56,847	$ 8,921	¥ 66,124	¥ 61,316
Debt Instrument Converted To Notes Payable	357,766
Line of Credit Facility, Current Borrowing Capacity	¥ 27,450
Revolving Credit Facility [Member]
Term of the debt	1 year	1 year	1 year
Maximum borrowing capacity	¥ 2,012,800		¥ 1,612,800
Short-term Debt	548,461		0
Credit facilities used to issue letter of guarantee	20,700
Debt Instrument, Unused Borrowing Capacity, Amount	991,689		1,234,334
Interest Expense	53,123		56,084	¥ 39,380
Letters Of Guarantee [Member]
Maximum borrowing capacity	26,000
Credit facilities used to issue letter of guarantee	445,199
Notes Payable [Member]
Maximum borrowing capacity	529,603		¥ 500,820
Bank borrowings
Short-term Debt	¥ 548,461